Transactions with related parties - DSI (Details) $ in Thousands	Dec. 15, 2022 shares	Nov. 28, 2022 shares	Sep. 21, 2022 shares	Sep. 20, 2022 USD ($) shares	Jun. 13, 2022 USD ($)	Nov. 29, 2021 USD ($) subsidiary item shares	Nov. 08, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 03, 2021 shares
Transactions with related parties
Due from a related party								$ 5	$ 70
M V Baltimore [Member]
Transactions with related parties
Agreed purchase price in memorandum of agreement					$ 22,000
Percentage of advance for vessel					20.00%
Payments of advances for vessel acquisitions					$ 4,400
Common Stock
Transactions with related parties
Series D preferred stock exchanged for common stock (in shares) | shares	7,201,087
Series D Preferred Stock
Transactions with related parties
Series D preferred stock exchanged for common stock (in shares) | shares	(15,828)
Vessel acquisitions, equity issued, number of Shares | shares			25,000
Series D Preferred Stock | M V Baltimore [Member]
Transactions with related parties
Non-cash payments of remaining amount for vessel acquisition				$ 17,600
Vessel acquisitions, equity issued, number of Shares | shares				25,000
Diana Shipping Inc
Transactions with related parties
Number of vessel-owning subsidiaries contributed | subsidiary						3
Working capital contributed						$ 1,000
Right of first refusal over number of drybulk carriers							6
Fair value of other assets contributed to the entity (mainly lubricating oils and bunkers)								1,044
Number of vessels contributed to the entity | item						3
Economic interest of preferred share						$ 0
Series D preferred stock exchanged for common stock (in shares) | shares		15,828
Due to related party								0
Due from a related party								$ 0	$ 70
Diana Shipping Inc | M V Baltimore [Member]
Transactions with related parties
Agreed purchase price in memorandum of agreement					$ 22,000
Percentage of advance for vessel					20.00%
Payments of advances for vessel acquisitions					$ 4,400
Non-cash payments of remaining amount for vessel acquisition				$ 17,600
Diana Shipping Inc | Minimum
Transactions with related parties
Number of vessels the entity has the right, but not the obligation, to purchase							1
Diana Shipping Inc | Maximum
Transactions with related parties
Number of vessels the entity has the right, but not the obligation, to purchase							6
Diana Shipping Inc | Common Stock
Transactions with related parties
Share exchange ratio						100
Number of issued and outstanding common shares distributed | shares										882,024
Shares issued during period | shares		7,201,087
Diana Shipping Inc | Series B Preferred Stock
Transactions with related parties
Number of issued and outstanding common shares distributed | shares						500,000
Diana Shipping Inc | Series C preferred stock
Transactions with related parties
Number of issued and outstanding common shares distributed | shares						10,000
Diana Shipping Inc | Series D Preferred Stock
Transactions with related parties
Shares issued during period | shares		9,172
Diana Shipping Inc | Series D Preferred Stock | M V Baltimore [Member]
Transactions with related parties
Vessel acquisitions, equity issued, number of Shares | shares				25,000
Diana Shipping Inc | Level 2
Transactions with related parties
Number of vessel-owning subsidiaries contributed | subsidiary						3
Aggregate fair value of vessels						$ 46,040
Preferred share recorded at par						5
Diana Shipping Inc | Level 2 | Series C preferred stock
Transactions with related parties
Preferred share recorded at fair value						$ 7,570
Diana Shipping Inc | Level 2 | Series D Preferred Stock | M V Baltimore [Member]
Transactions with related parties
Fair value of stock issued in vessel acquisition transaction				$ 17,600